REPORTING ENTITY - Other events - Loss allowance expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Loss allowance expense, loans	$ 4,470,862	$ 6,236,945	$ 4,172,741
Loss allowance expense, loans, variation	(1,766,083)	2,064,204
Loss allowance expense, other receivables	80,298	76,357	64,640
Loss allowance expense, other receivables, variation	3,941	11,717
Commercial lending portfolio [member]
Disclosure of financial assets [line items]
Loss allowance expense, loans	1,468,180	2,213,075	1,341,570
Loss allowance expense, loans, variation	(744,895)	871,505
Interbank and overnight funds [member]
Disclosure of financial assets [line items]
Loss allowance expense, loans	1,535	(135)	284
Loss allowance expense, loans, variation	1,670	(419)
Loans to consumers [member]
Disclosure of financial assets [line items]
Loss allowance expense, loans	2,813,446	3,657,823	2,659,750
Loss allowance expense, loans, variation	(844,377)	998,073
Mortgage [member]
Disclosure of financial assets [line items]
Loss allowance expense, loans	170,176	290,140	126,197
Loss allowance expense, loans, variation	(119,964)	163,943
Microcredit [member]
Disclosure of financial assets [line items]
Loss allowance expense, loans	17,525	76,042	$ 44,940
Loss allowance expense, loans, variation	$ (58,517)	$ 31,102